Note 3 - Vessels, Net (Details) - Summary of Vessels (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Summary of Vessels [Abstract]
Costs	$ 307,131,051
Accumulated Depreciation-Balance	(100,196,305)
Net Book Value	206,934,746
Sale of a vessel	(12,091,393)
Sale of a vessel	5,330,556
Sale of a vessel	(6,760,837)
Depreciation for the period	(8,501,893)	(8,819,420)
Depreciation for the period	(8,501,893)	(8,819,420)
Costs	295,039,658
Accumulated Depreciation-Balance	(103,367,642)
Net Book Value	$ 191,672,016